SCHEDULE OF INVESTMENT IN NON MARKETABLE SECURITIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 03, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Cost of investment	$ 577,035	$ 66,484	$ 134,166
Total investment in non-marketable securities	1,500	1,500	732,137
Phoenix Plus Corporation [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Cost of investment	1,500	1,500	1,500	$ 1,500
Total investment in non-marketable securities	1,500	1,500	732,137
Directors of Unreserved Investments [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Investment in non-marketable securities		730,637	730,637
Less: Sale of investment in non-marketable securities		(730,637)
Investment in non-marketable securities			$ 730,637